Taxation - Schedule of Income Tax Expenses (Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Income Tax Expenses (Benefit) [Abstract]
Current	¥ 96	$ 14		¥ 21
Deferred
Total	¥ 96	$ 14		¥ 21